REVENUE FROM PRODUCT SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [Abstract]
Gold income (note 2)	$ 4,322	$ 3,439	$ 3,203
By-products (note 2)	105	86	133
Revenue from product sales	$ 4,427	$ 3,525	$ 3,336